Risk management - Schedule of exposure to risk, sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 285,883
Sovereign risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	198,627	€ 160,975
Sovereign risk | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,800
Sovereign risk | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	47,490
Sovereign risk | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	115,337
Sovereign risk | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	56,293	39,627
Sovereign risk | Spain | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,096
Sovereign risk | Spain | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,841
Sovereign risk | Spain | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	44,356
Sovereign risk | Spain | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Portugal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,652	6,859
Sovereign risk | Portugal | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	89
Sovereign risk | Portugal | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,240
Sovereign risk | Portugal | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,323
Sovereign risk | Portugal | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Italy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12,915	5,594
Sovereign risk | Italy | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,830
Sovereign risk | Italy | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	452
Sovereign risk | Italy | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,633
Sovereign risk | Italy | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Sovereign risk | Greece | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Sovereign risk | Ireland | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest Eurozone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,212	8,124
Sovereign risk | Rest Eurozone | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	595
Sovereign risk | Rest Eurozone | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	567
Sovereign risk | Rest Eurozone | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,050
Sovereign risk | Rest Eurozone | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,772	3,787
Sovereign risk | UK | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	375
Sovereign risk | UK | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,376
Sovereign risk | UK | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,021
Sovereign risk | UK | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Poland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14,286	11,267
Sovereign risk | Poland | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	434
Sovereign risk | Poland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,570
Sovereign risk | Poland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,282
Sovereign risk | Poland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	954	2,793
Sovereign risk | Rest of Europe | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6)
Sovereign risk | Rest of Europe | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	424
Sovereign risk | Rest of Europe | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	536
Sovereign risk | Rest of Europe | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	24,926	21,304
Sovereign risk | US | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,630
Sovereign risk | US | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,560
Sovereign risk | US | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14,736
Sovereign risk | US | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	26,641	27,733
Sovereign risk | Brazil | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	9,185
Sovereign risk | Brazil | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,824
Sovereign risk | Brazil | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,632
Sovereign risk | Brazil | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Mexico
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21,642	20,825
Sovereign risk | Mexico | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,051
Sovereign risk | Mexico | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,964
Sovereign risk | Mexico | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,627
Sovereign risk | Mexico | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,900	6,285
Sovereign risk | Chile | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	316
Sovereign risk | Chile | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,425
Sovereign risk | Chile | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,159
Sovereign risk | Chile | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,431	2,250
Sovereign risk | Rest of America | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	190
Sovereign risk | Rest of America | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,745
Sovereign risk | Rest of America | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,496
Sovereign risk | Rest of America | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,003	€ 4,527
Sovereign risk | Rest of the world | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15
Sovereign risk | Rest of the world | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,502
Sovereign risk | Rest of the world | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,486
Sovereign risk | Rest of the world | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 0